Share-based payments charge - Outstanding and exercisable share options by scheme (Details)	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2015 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	7,527,495	3,037,333	1,792,000
Exercisable (in shares) | shares	797,333	846,666.76
Weighted average exercise price in £ for Outstanding (pounds per share) | £	£ 1.53	£ 1.87	£ 1.78
Weighted average exercise price in £ for Exercisable (pounds per share) | £	£ 2.04	£ 2.25
Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	7,313,473
Exercisable (in shares) | shares	773,333
Weighted average exercise price in £ for Outstanding (pounds per share) | £	£ 1.50
Weighted average exercise price in £ for Exercisable (pounds per share) | £	£ 1.64
EMI Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	213,984
Exercisable (in shares) | shares	185,333
Weighted average exercise price in £ for Outstanding (pounds per share) | £	£ 3.06
Weighted average exercise price in £ for Exercisable (pounds per share) | £	£ 3.28
Unapproved And EMI Share Option Schemes [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	7,527,457,000
Exercisable (in shares) | shares	958,666,000
Weighted average exercise price in £ for Outstanding (pounds per share) | £	£ 1.54
Weighted average exercise price in £ for Exercisable (pounds per share) | £	£ 1.95